UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number       811-21650
                                    --------------------


                             ASA (Bermuda) Limited
                      -------------------------------------
               (Exact name of registrant as specified in charter)

11 Summer Street, 4th Floor, Buffalo, New York                     14209-2256
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip Code)

JPMorgan Chase Bank
3 Chase MetroTech Center
BROOKLYN, NY 11245
---------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:      (716) 883-2428
                                                         --------------


Date of fiscal year end:      November 30, 2005
                           --------------------------------------


Date of reporting period:     February 28, 2005
                           --------------------------------------

ITEM 1.    SCHEDULE OF INVESTMENTS.

ASA (Bermuda) Limited
Schedule of Investments     (Unaudited)
February 28, 2005

                                                                                              Percent of
NAME OF COMPANY                                       Number of Shares     Market Value       Net Assets
--------------------------------------------------------------------------------------------------------
Ordinary shares of gold mining companies

Australian Gold Mines
Newcrest Mining Limited-ADRs                             3,000,000        $ 40,970,475              9.3%
--------------------------------------------------------------------------------------------------------

United States Gold Mines
Newmont Mining Corporation                                 520,638          23,416,560              5.3%
--------------------------------------------------------------------------------------------------------
South African Gold Mines
AngolGold Ashanti Limited                                2,389,894          85,451,209             19.4%
Gold Fields Limited                                      9,704,977         115,195,117             26.2%
Harmony Gold Mining Company Limited                        292,459           2,513,685               .6%
Harmony Gold Mining Company Limited-ADRs                 2,166,400          18,501,056              4.2%
--------------------------------------------------------------------------------------------------------
                                                                           221,661,067             50.4%
--------------------------------------------------------------------------------------------------------

Canadian Gold Mines
Barrick Gold Corporation                                   730,000          18,177,000              4.1%
Placer Dome Incorporated                                 1,065,312          18,419,244              4.2%
--------------------------------------------------------------------------------------------------------
                                                                            36,596,244              8.3%
--------------------------------------------------------------------------------------------------------

South American Gold Mines
Compania de Minas Buenaventura-ADRs                       900,000           20,844,000              4.7%
--------------------------------------------------------------------------------------------------------
                                                                           343,488,346             78.0%
--------------------------------------------------------------------------------------------------------

Ordinary shares of other companies

South African Mining
Anglo American PLC                                       1,280,000          32,014,656              7.3%
Anglo American Platinum Corporation Limited                820,500          32,440,109              7.4%
Impala Platinum Holdings Limited                           262,700          23,075,804              5.2%
Mvelaphanda Resources Limited (1)                        1,950,000           4,525,268              1.0%
--------------------------------------------------------------------------------------------------------
                                                                            92,055,837             20.9%
--------------------------------------------------------------------------------------------------------
Total Investments (Cost - $151,159,299) (2)                                435,544,183             98.9%

Cash and other assets less liabilities                                       4,646,290              1.1%
--------------------------------------------------------------------------------------------------------

Total Net Assets                                                          $440,190,473            100.0%
--------------------------------------------------------------------------------------------------------

(1)      Non-income producing security.

(2) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2005 were $288,732,337 and ($4,347,453), respectively, resulting in net unrealized appreciation on investments of $284,384,884.

There is no assurance that the valuations at which the Company's investments are carried could be realized upon sale.

ITEM 2.   CONTROLS AND PROCEDURES.

          (a) The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

               The certification required by Rule 30a-2(a) under the Act is attached hereto.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  ASA (Bermuda) Limited

                           By     /s/  Robert J.A. Irwin
                                  ----------------------
                                       Robert J.A. Irwin
                           Chairman of the Board, President and Treasurer

Date:    April 25, 2005




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.


                           By     /s/  Robert J.A. Irwin
                                  ----------------------
                                       Robert J.A. Irwin
                                  Chairman of the Board, President and Treasurer (Principal Executive Officer and
                                  Principal Financial Officer)

Date:    April 25, 2005